UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-21478

Name of Registrant:	Vanguard CMT Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2008

Item 1:	Schedule of Investments

Vanguard Market Liquidity Fund

Schedule of Investments

As of November 30, 2008

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (15.8%)
[2]	Federal Home Loan Bank	2.362%–2.616%	12/15/08	215,000	214,798
[2]	Federal Home Loan Bank	3.769%	12/29/08	200,000	200,000
[2]	Federal Home Loan Bank	2.619%	12/31/08	60,000	59,870
[2]	Federal Home Loan Bank	2.311%	1/2/09	200,000	199,591
[2]	Federal Home Loan Bank	2.413%	1/9/09	215,000	214,441
[2]	Federal Home Loan Bank	1.083%	2/18/09	50,000	49,881
[2]	Federal Home Loan Mortgage Corp.	2.611%	12/1/08	430,000	430,000
[2]	Federal Home Loan Mortgage Corp.	2.058%	1/2/09	200,000	199,636
[2]	Federal Home Loan Mortgage Corp.	2.377%	2/10/09	100,000	99,535
[2]	Federal National Mortgage Assn.	2.666%	12/15/08	200,000	199,794
[2]	Federal National Mortgage Assn.	2.007%–2.109%	1/2/09	662,000	660,793
[2]	Federal National Mortgage Assn.	2.621%	2/17/09	50,000	49,718
Total U.S. Goverment and Agency Obligations (Cost $2,578,057)					2,578,057
Commercial Paper (13.3%)
Bank Holding Company (1.9%)
[3]	CAFCO, LLC	4.098%	1/30/09	30,000	29,798
[3]	CIESCO, LLC	4.098%	1/30/09	64,000	63,568
[3]	GOVCO, LLC	4.038%	1/9/09	30,000	29,870
[3]	GOVCO, LLC	2.262%	1/28/09	5,250	5,231
[3]	Yorktown Capital LLC	2.261%	1/26/09	49,085	48,913
[3]	Yorktown Capital LLC	2.262%	1/27/09	137,990	137,280
					314,660
Finance - Auto (1.4%)
	American Honda Finance Corp.	2.818%	1/29/09	10,000	9,954
	American Honda Finance Corp.	2.618%	2/9/09	31,055	30,890
	Toyota Motor Credit Corp.	2.596%	12/10/08	20,000	19,987

	Toyota Motor Credit Corp.	2.668%	2/3/09	34,770	34,606
	Toyota Motor Credit Corp.	2.010%	2/10/09	84,770	84,388
	Toyota Motor Credit Corp.	2.212%	2/12/09	50,000	49,777
					229,602
Finance - Other (2.3%)
	General Electric Capital Corp.	2.589%	12/2/08	60,000	59,996
	General Electric Capital Corp.	2.589%	12/17/08	50,000	49,943
	General Electric Capital Corp.	2.765%	1/12/09	60,000	59,807
	General Electric Capital Corp.	3.940%	1/20/09	60,000	59,675
	General Electric Capital Corp.	2.769%	1/29/09	60,000	59,729
[3]	Old Line Funding LLC	2.311%	1/23/09	28,560	28,429
[3]	Old Line Funding LLC	3.023%	1/28/09	20,350	20,252
[3]	Park Avenue Receivables Co., LLC	3.989%	1/15/09	13,000	12,936
[3]	Park Avenue Receivables Co., LLC	3.990%	1/16/09	26,000	25,869
					376,636
Foreign Banks (7.3%)
	CBA (Delaware) Finance Inc.	2.748%	12/2/08	16,500	16,499
	CBA (Delaware) Finance Inc.	2.748%	12/4/08	21,000	20,995
	CBA (Delaware) Finance Inc.	2.748%	12/8/08	15,000	14,992
	CBA (Delaware) Finance Inc.	1.956%	1/12/09	58,000	57,868
	CBA (Delaware) Finance Inc.	1.960%	2/17/09	142,000	141,400
[3]	Danske Corp.	2.744%	12/4/08	175,000	174,960
[3]	Danske Corp.	2.606%	12/5/08	57,730	57,713
[3]	Danske Corp.	2.733%	12/12/08	33,000	32,973
[3]	Danske Corp.	3.766%	12/22/08	75,000	74,837
[3]	Danske Corp.	3.847%	1/22/09	50,000	49,725
[3]	Danske Corp.	2.767%	1/23/09	25,000	24,899
	HSBC USA Inc.	0.950%	12/2/08	50,000	49,999
	ING (U.S.) Funding LLC	2.212%	2/5/09	50,000	49,798
[3]	National Australia Funding (Delaware)	2.780%	12/8/08	17,000	16,991
[3]	National Australia Funding (Delaware)	1.703%	12/15/08	75,000	74,950
	Nordea North America Inc.	2.767%	1/23/09	50,000	49,798

	Santander Central Hispano Finance (Delaware), Inc.	4.035%	1/8/09	44,750	44,561
	Santander Central Hispano Finance (Delaware), Inc.	3.068%	1/15/09	75,000	74,714
	Santander Central Hispano Finance (Delaware), Inc.	3.949%	1/20/09	50,000	49,728
[3]	Westpac Banking Corp.	2.743%	12/3/08	100,000	99,985
[3]	Westpac Banking Corp.	2.698%	12/11/08	14,000	13,990
					1,191,375
Foreign Industrial (0.2%)
	BASF SE	3.279%	1/2/09	25,000	24,928
					24,928
Industrial (0.2%)
[3]	Pfizer Inc.	2.455%	2/2/09	32,500	32,362
					32,362
Total Commercial Paper (Cost $2,169,563)					2,169,563
Certificates of Deposit (35.2%)
Domestic Banks (1.8%)
	Citibank, N.A.	2.750%	12/2/08	115,000	115,000
	Citibank, N.A.	2.740%	12/10/08	77,000	77,000
	State Street Bank & Trust Co.	2.620%	12/8/08	66,000	66,000
	State Street Bank & Trust Co.	2.620%	12/9/08	31,000	31,000
Eurodollar Certificates of Deposit (7.3%)
	Australia and New Zealand Banking Group	2.750%	12/1/08	70,000	70,000
	Barclays Bank PLC	2.955%	12/8/08	18,000	18,000
	Commonwealth Bank of Australia	2.730%	12/15/08	50,000	50,000
	Credit Agricole S.A.	4.000%	1/23/09	100,000	100,000
	Credit Agricole S.A.	3.100%	2/6/09	75,000	75,000
	HSBC Bank PLC	2.760%	12/5/08	37,000	37,000
	HSBC Bank PLC	2.710%	12/12/08	45,000	45,000
	HSBC Bank PLC	2.720%	12/16/08	125,000	125,000
	ING Bank N.V.	3.690%	12/23/08	75,000	75,000
	ING Bank N.V.	3.830%	1/23/09	50,000	50,000
	Lloyds TSB Bank PLC	2.700%	12/16/08	170,000	170,000
	National Australia Bank Ltd.	2.770%	12/10/08	80,000	80,000
	National Australia Bank Ltd.	2.770%	12/11/08	18,000	18,000
	National Australia Bank Ltd.	1.950%	1/7/09	100,000	100,000

Royal Bank of Scotland PLC	2.760%	12/16/08	175,000	175,001
				1,188,001
Yankee Certificates of Deposit (26.1%)
Abbey National Treasury Services PLC (New York Branch)	2.770%	12/1/08	75,000	75,000
Australia and New Zealand Banking Group (New York Branch)	2.755%	12/3/08	50,000	50,000
Australia and New Zealand Banking Group (New York Branch)	3.350%	1/22/09	34,000	34,000
Banco Bilbao Vizcaya Argentaria, SA (New York Branch)	2.795%	12/4/08	110,000	110,000
Banco Bilbao Vizcaya Argentaria, SA (New York Branch)	1.960%	12/8/08	100,000	100,000
Banco Bilbao Vizcaya Argentaria, SA (New York Branch)	3.200%	12/19/08	50,000	50,000
Banco Bilbao Vizcaya Argentaria, SA (New York Branch)	2.750%	1/5/09	100,000	100,000
Banco Bilbao Vizcaya Argentaria, SA (New York Branch)	2.250%	1/12/09	75,000	75,000
Banco Santander (New York Branch)	2.140%	1/7/09	75,000	75,000
Banco Santander (New York Branch)	2.700%	2/5/09	50,000	50,001
Bank of Montreal (Chicago Branch)	2.000%	1/5/09	100,000	100,000
Bank of Montreal (Chicago Branch)	3.750%	1/20/09	100,000	100,000
Bank of Nova Scotia (Houston Branch)	2.700%	12/11/08	45,000	45,000
Bank of Nova Scotia (Houston Branch)	3.200%	12/23/08	150,000	150,000
Bank of Nova Scotia (Houston Branch)	2.050%	1/7/09	75,000	75,000
Barclays Bank PLC (New York Branch)	2.800%	12/2/08	82,000	82,000
Barclays Bank PLC (New York Branch)	4.250%	12/23/08	90,000	90,000
Barclays Bank PLC (New York Branch)	2.750%	1/5/09	125,000	125,000

Barclays Bank PLC (New York Branch)	2.150%	2/10/09	75,000	75,000
BNP Paribas (New York Branch)	2.810%	12/4/08	100,000	100,000
BNP Paribas (New York Branch)	2.420%	1/5/09	100,000	100,000
BNP Paribas (New York Branch)	4.400%	1/15/09	50,000	50,000
BNP Paribas (New York Branch)	2.430%	2/5/09	100,000	100,000
BNP Paribas (New York Branch)	2.160%	2/17/09	75,000	75,000
Credit Suisse (New York Branch)	2.100%	1/7/09	100,000	100,000
Credit Suisse (New York Branch)	2.000%	1/12/09	100,000	100,000
Lloyds TSB Bank PLC (New York Branch)	2.000%	12/8/08	100,000	100,003
Lloyds TSB Bank PLC (New York Branch)	2.530%	1/5/09	170,000	170,000
Nordea Bank Finland PLC (New York Branch)	3.210%	12/19/08	100,000	100,000
Nordea Bank Finland PLC (New York Branch)	4.300%	1/20/09	75,000	75,000
Nordea Bank Finland PLC (New York Branch)	2.150%	2/17/09	100,000	100,000
Rabobank Nederland NV (New York Branch)	2.720%	12/8/08	100,000	100,000
Rabobank Nederland NV (New York Branch)	2.710%	12/11/08	75,000	75,000
Rabobank Nederland NV (New York Branch)	3.250%	12/22/08	90,000	90,001
Royal Bank of Canada (New York Branch)	2.720%	12/3/08	100,000	100,000
Royal Bank of Canada (New York Branch)	3.150%	12/22/08	125,000	125,000
Royal Bank of Scotland PLC (New York Branch)	2.780%	12/9/08	125,000	125,000
Royal Bank of Scotland PLC (New York Branch)	4.000%	1/20/09	37,000	37,000
Societe Generale (New York Branch)	2.820%	12/15/08	34,500	34,500

Societe Generale (New York Branch)	3.700%	12/19/08	125,000	125,000
Societe Generale (New York Branch)	2.350%	1/5/09	75,000	75,000
Societe Generale (New York Branch)	4.600%	1/15/09	50,000	50,000
Svenska Handelsbanken (New York Branch)	2.750%	12/4/08	100,000	100,000
Svenska Handelsbanken (New York Branch)	2.730%	12/11/08	80,000	80,000
Svenska Handelsbanken (New York Branch)	1.950%	1/20/09	75,000	75,000
Svenska Handelsbanken (New York Branch)	2.100%	2/13/09	120,000	120,000
Svenska Handelsbanken (New York Branch)	2.050%	2/18/09	50,000	50,000
Toronto Dominion Bank (New York Branch)	3.000%	12/19/08	125,000	125,000
Toronto Dominion Bank (New York Branch)	3.400%	1/21/09	50,000	50,000
				4,267,505
Total Certificates of Deposit (Cost $5,744,506)				5,744,506
Other Notes (1.9%)
Bank of America, NA	2.000%		100,000	100,000
Bank of America, NA	2.730%		100,000	100,000
Wells Fargo Bank NA	2.680%		95,000	95,000
Wells Fargo Bank NA	2.680%		25,000	25,000
Total Other Notes (Cost $320,000)				320,000

Repurchase Agreements (33.6%)
Banc of America Securities, LLC (Dated 11/28/08, Repurchase Value $1,336,026,000, collateralized by Federal Farm Credit Bank 4.550%-5.375%, 3/4/10-7/21/28, Federal Home Loan Bank 2.390%-7.125%, 1/14/09-6/9/28, Federal Home Loan Bank Discount Note 3/26/09, and Federal National Mortgage Assn. Discount Note 8/3/09)	0.230%	12/1/08	1,336,000	1,336,000
Banc of America Securities, LLC (Dated 11/28/08, Repurchase Value $263,612,000, collateralized by U.S. Treasury Note 4.875%, 6/30/12)	0.300%	12/1/08	263,605	263,605

Barclays Capital Inc. (Dated 11/28/08, Repurchase Value $1,284,027,000, collateralized by Federal Farm Credit Bank 4.450%-5.030%, 8/27/10-10/5/21, Federal Home Loan Bank 2.625%-5.375%, 4/24/09-12/8/17, Federal Home Loan Bank Discount Note 12/24/08, Federal Home Loan Mortgage Corp. 3.250%-6.750%, 11/3/09-3/15/31, Federal Home Loan Mortgage Corp. Discount Note 12/15/08-4/9/09, Federal National Mortgage Assn. 2.750%-6.125%, 4/15/09-4/17/28, Federal National Mortgage Assn. Discount Note 3/25/09-7/2/09, and Federal National Mortgage Assn. STRIP 11/15/12)	0.250%	12/1/08	1,284,000	1,284,000
Barclays Capital Inc. (Dated 11/28/08, Repurchase Value $214,005,000, collateralized by Federal Home Loan Bank 4.250%, 11/2/10, Federal Home Loan Mortgage Corp. 5.500%, 8/20/12, and Federal Home Loan Mortgage Corp. Discount Note 5/11/09)	0.300%	12/1/08	214,000	214,000

BNP Paribas Securities Corp. (Dated 11/28/08, Repurchase Value $674,015,000, collateralized by Federal Home Loan Bank 3.875%-5.250%, 6/4/09-8/8/33, Federal Home Loan Mortgage Corp. 6.750%, 3/15/31, and Federal National Mortgage Assn. 2.375%-7.125%, 5/20/10-11/19/12)	0.260%	12/1/08	674,000	674,000
Deutsche Bank Securities, Inc. (Dated 11/28/08, Repurchase Value $830,182,000, collateralized by Federal Home Loan Bank 2.205%-5.375%, 12/30/08-5/18/16, Federal Home Loan Bank Discount Note 12/4/08-9/18/09, and Federal Home Loan Mortgage Corp. Discount Note 12/29/08)	0.250%	12/1/08	830,165	830,165
Greenwich Capital Markets, Inc. (Dated 11/28/08, Repurchase Value $450,011,000 Federal Home Loan Mortgage Corp. Discount Note 12/8/08-7/20/09 and Federal National Mortgage Assn. 0.000%, 6/1/17)	0.280%	12/1/08	450,000	450,000

RBC Capital Markets Corp.
(Dated 11/28/08, Repurchase Value $315,007,000, collateralized by Federal Farm Credit Bank 3.300%-6.900%, 12/24/08-1/17/23, Federal Farm Credit Bank STRIP 4/17/14, Federal Home Loan Bank 2.375%-7.625%, 2/13/09-6/12/26, Federal Home Loan Bank Discount Note 12/3/08-1/20/09, Federal Home Loan Mortgage Corp. 2.750%-7.000%, 4/15/09-9/15/29, Federal Home Loan Mortgage Corp. STRIP 9/15/14-9/15/30, Federal National Mortgage Assn. 3.000%-7.250%, 1/15/09-1/21/28, Federal National Mortgage Assn. Discount Note 1/15/09-3/2/09, and Federal National Mortgage Assn. STRIP 7/15/10-9/23/27)

		0.280%	12/1/08	315,000	315,000
	UBS Securities LLC (Dated 11/28/08, Repurchase Value $129,003,000, collateralized by Federal National Mortgage Assn. Discount Note 12/19/08-6/30/09)	0.280%	12/1/08	129,000	129,000
Total Repurchase Agreements (Cost $5,495,770)					5,495,770
Total Investments (99.8%) (Cost $16,307,896)					16,307,896
Other Assets and Liabilities-Net (0.2%)					28,465
Net Assets (100%)					16,336,361

1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
3

Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors". At November 30, 2008, the aggregate value of these securities was $1,055,531,000, representing 6.5% of net assets.

Security Valuation: Securities are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2008, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Municipal Cash Management Fund

Schedule of Investments

As of November 30, 2008

				Face	Market
		Maturity		Amount	Value
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (99.2%)
Alabama (0.9%)
[1] Alabama Public School & College Auth. TOB VRDO	0.800%	12/8/08	(4)	11,935	11,935
Alaska (0.9%)
Valdez AK Marine Terminal Rev. (BP Pipeline Project) VRDO	0.950%	12/1/08		10,000	10,000
Valdez AK Marine Terminal Rev. (Exxon Pipeline Co.) VRDO	1.250%	12/1/08		2,000	2,000
					12,000
Arizona (0.6%)
Arizona Board Regents Arizona State Univ. System Rev. VRDO	0.770%	12/8/08	LOC	7,400	7,400
Colorado (3.1%)
[1] Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) TOB VRDO	1.780%	12/8/08	(4)	9,995	9,995
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	0.950%	12/8/08		15,700	15,700
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	1.350%	12/8/08		16,000	16,000
					41,695
Connecticut (0.4%)
[1] Connecticut State Health & Educ. TOB VRDO	1.040%	12/8/08		5,165	5,165
Delaware (1.1%)
Delaware Econ. Dev. Auth. Rev. (Archmere Academy Project) VRDO	0.930%	12/8/08	LOC	10,050	10,050
Univ. of Delaware Rev. VRDO	1.500%	12/1/08		4,275	4,275
					14,325
District of Columbia (1.2%)
District of Columbia Rev. (Washington Drama Society) VRDO	0.800%	12/8/08	LOC	5,000	5,000
District of Columbia Rev. VRDO	1.400%	12/1/08	LOC	6,500	6,500
[1] District of Columbia Water & Sewer Auth. Public Util. Rev. TOB VRDO	1.180%	12/8/08	(12)	4,010	4,010
					15,510
Florida (6.0%)
Jacksonville FL Captial Project Rev. VRDO	0.950%	12/8/08	LOC	33,435	33,435

	Jacksonville FL Electric Auth. Electric System Rev. VRDO	0.700%	12/8/08		10,885	10,885
	Jacksonville FL Health Fac. Auth. Hosp. Rev. (Baptist Medical Center) VRDO	0.900%	12/1/08	(4)LOC	4,365	4,365
	Lakeland FL Electric & Water Rev. VRDO	0.650%	12/8/08	LOC	15,000	15,000
[1]	Palm Beach County FL TOB VRDO	0.870%	12/8/08		9,660	9,660
	Univ. of South Florida Financing Corp. VRDO	2.000%	12/8/08	LOC	6,500	6,500
						79,845
Georgia (6.1%)
	Atlanta GA Dev. Auth. Rev. (Botanical Garden Imports) VRDO	1.000%	12/8/08	LOC	10,000	10,000
[1]	Augusta GA Water & Sewer Rev. TOB VRDO	1.530%	12/8/08	(4)	7,645	7,645
	Gwinnett County GA Hosp. Auth. Rev. (Gwinnett Hosp. System Inc.) VRDO	1.200%	12/8/08	LOC	19,550	19,550
	Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.) VRDO	0.400%	12/8/08		2,740	2,740
	Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.) VRDO	0.400%	12/8/08		9,325	9,325
	Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.) VRDO	0.550%	12/8/08		32,975	32,975
						82,235
Hawaii (0.4%)
[1]	Honolulu HI City & County TOB VRDO	1.440%	12/8/08	(4)	5,520	5,520

Illinois (4.7%)
[1]	Chicago IL GO TOB VRDO	0.800%	12/8/08		5,000	5,000
[1]	Chicago IL Water Rev. TOB VRDO	1.780%	12/8/08	(4)	7,795	7,795
	Chicago IL Water Rev. VRDO	0.650%	12/8/08	LOC	14,900	14,900
	Chicago IL Water Rev. VRDO	0.650%	12/8/08	LOC	3,225	3,225
	Illinois Educ. Fac. Auth. Rev. (Adler Planetarium) VRDO	1.750%	12/8/08	LOC	4,700	4,700
	Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) VRDO	0.400%	12/8/08		12,584	12,584
	Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) VRDO	0.400%	12/8/08		4,919	4,919

Illinois Finance Auth. Rev. (Univ. of Chicago) VRDO	0.400%	12/8/08		9,769	9,769
					62,892
Indiana (3.3%)
Indiana Finance Auth. Rev. VRDO	1.500%	12/1/08		7,700	7,700
Indiana Finance Auth. Rev. VRDO	2.500%	12/8/08		8,000	8,000
Indiana Health & Educ. Fac. Financing Auth. Rev. (Clarian Health Obligated Group) VRDO	0.780%	12/8/08	LOC	8,980	8,980
[1] South Bend IN Redev. Auth. Lease Rev. TOB VRDO	1.030%	12/8/08		13,175	13,175
St. Joseph County IN Educ. Fac. Rev. (Univ. of Notre Dame du Lac Project) VRDO	0.600%	12/8/08		6,900	6,900
					44,755

Kentucky (0.6%)
Berea KY Educ. Fac. Rev. (Berea College) VRDO	1.350%	12/1/08		8,050	8,050

Maryland (2.0%)
Maryland Health & Higher Educ. Fac. Auth. Rev. (Upper Chesapeake Hospital) VRDO	0.900%	12/1/08	LOC	27,200	27,200
Massachusetts (4.6%)
[1] Massachusetts Bay Transp. Auth. Rev. TOB VRDO	3.500%	12/8/08		21,866	21,866
Massachusetts Dev. Finance Agency Rev. (Boston Univ.) VRDO	0.600%	12/1/08	LOC	9,155	9,155
Massachusetts Dev. Finance Agency Rev. (Boston Univ.) VRDO	0.740%	12/1/08	LOC	7,800	7,800
Massachusetts GO VRDO	1.050%	12/1/08		2,800	2,800
[1] Massachusetts Health & Educ. Fac. Auth. Rev. TOB VRDO	1.350%	12/8/08	(Prere.)	20,025	20,025
					61,646
Michigan (5.2%)
[1] Michigan State GO TOB VRDO	0.960%	12/8/08	LOC	10,475	10,475
Michigan Strategic Fund Limited Obligation Rev. (Henry Ford Museum) VRDO	0.900%	12/1/08	LOC	11,250	11,250
Univ. of Michigan Hosp. Rev. (Medical Service Plan) VRDO	1.350%	12/1/08		1,780	1,780
Univ. of Michigan Hosp. Rev. VRDO	0.400%	12/8/08		32,200	32,200

Univ. of Michigan Univ. Rev. VRDO	0.400%	12/8/08		13,770	13,770
					69,475
Minnesota (2.1%)
Minneapolis & St. Paul Housing & Redev. Auth. Health Care System (Allina Health Care) VRDO	0.600%	12/8/08	LOC	7,475	7,475
Minnesota Agriculture & Econ. Dev. Board Rev. (Health Care Fac.-Essentia) VRDO	1.250%	12/1/08	(12)	20,325	20,325
					27,800
Mississippi (6.3%)
Jackson County MS PCR (Chevron USA Inc.) VRDO	0.800%	12/1/08		9,975	9,975
Jackson County MS PCR (Chevron USA Inc.) VRDO	0.800%	12/1/08		5,200	5,200
Medical Center Educ. Building Corp. Mississippi Rev. VRDO	0.850%	12/1/08		5,200	5,200
Medical Center Educ. Building Corp. Mississippi Rev. VRDO	1.000%	12/1/08		27,930	27,930
Mississippi Business Finance Corp. Mississippi Gulf Opportunity Zone (Chevron USA Inc. Project) VRDO	0.900%	12/1/08		8,000	8,000
Mississippi GO (Nissan Project) VRDO	0.950%	12/8/08		19,100	19,100
[1] Univ. of Southern Mississippi Educ. Building Corp. Rev. TOB VRDO	1.780%	12/8/08	(4)	9,610	9,610
					85,015
Missouri (3.1%)
Curators of the Univ. of Missouri System Fac. Rev. VRDO	0.800%	12/8/08		29,900	29,900
Missouri Health & Educ. Fac. Auth. (Saint Louis Univ.) VRDO	0.800%	12/1/08	LOC	7,900	7,900
Missouri Health & Educ. Fac. Auth. (Saint Louis Univ.) VRDO	0.800%	12/1/08	LOC	3,600	3,600
					41,400

Nevada (1.6%)
Reno NV Sales Tax Rev. VRDO	1.050%	12/1/08	LOC	16,800	16,800
[1] Univ. of Nevada TOB VRDO	1.780%	12/8/08	(4)	4,655	4,655
					21,455
New Hampshire (0.2%)
New Hampshire Health & Educ. Fac. Auth. Rev. (St. Paul's School) VRDO	0.970%	12/8/08		3,250	3,250

New York (8.9%)
[1] Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) TOB VRDO	1.150%	12/8/08	(13)	12,000	12,000

[1]	New York City NY GO TOB VRDO	1.050%	12/8/08		6,000	6,000
[1]	New York City NY GO TOB VRDO	1.050%	12/8/08		22,610	22,610
	New York City NY GO VRDO	0.750%	12/1/08	LOC	5,700	5,700

	New York City NY Housing Dev. Corp. Rev. (Multi-Family Rent Housing - 201 Pearl Street) VRDO	0.700%	12/8/08	LOC	22,000	22,000
[1]	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	1.080%	12/8/08		19,600	19,600
	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	0.750%	12/1/08		1,000	1,000
	New York City NY Transitional Finance Auth. Rev. VRDO	0.750%	12/1/08		5,200	5,200
	New York City NY Transitional Finance Auth. Rev. VRDO	1.050%	12/8/08		3,500	3,500
[1]	New York State Dormitory Auth. Rev. TOB VRDO	1.050%	12/8/08		4,265	4,265
	New York State Local Govt. Assistance Corp. VRDO	2.500%	12/8/08	(4)	17,000	17,000
						118,875
North Carolina (1.5%)
	Buncombe County NC Metro. Sewerage Dist. VRDO	0.950%	12/8/08		5,000	5,000
[1]	Charlotte NC COP TOB VRDO	1.030%	12/8/08		6,935	6,935
	North Carolina Medical Care Comm. Hosp. (Moses H. Cone Memorial Hosp.) VRDO	0.650%	12/8/08		8,320	8,320
						20,255

Ohio (4.9%)
	Allen County OH Hosp. Fac. Rev. (Catholic Healthcare) VRDO	0.850%	12/1/08	LOC	1,400	1,400
	Allen County OH Hosp. Fac. Rev. (Catholic Healthcare) VRDO	0.900%	12/1/08	LOC	1,200	1,200
	Allen County OH Hosp. Fac. Rev. (Catholic Healthcare) VRDO	1.400%	12/1/08	LOC	3,000	3,000
	Cuyahoga County OH Hosp. Rev. (Cleveland Clinic Foundation) VRDO	0.800%	12/1/08		7,800	7,800
	Ohio Air Quality Dev. Rev. VRDO	1.000%	12/1/08	LOC	7,500	7,500
	Ohio Higher Educ. Fac. Comm. Rev. (Cleveland Health Clinic) VRDO	0.750%	12/1/08		2,600	2,600

Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	0.900%	12/1/08	LOC	30,760	30,760
Ohio Water Dev. Auth. Rev. (Pure Water) VRDO	1.150%	12/8/08		11,270	11,270
					65,530

Oregon (1.4%)
Oregon State Housing & Community Services Dept. Mortgage Rev. VRDO	0.810%	12/8/08		9,145	9,145
[1] Washington Clackamas & Yamhill County OR School Dist. TOB VRDO	1.020%	12/8/08	LOC	10,040	10,040
					19,185

Pennsylvania (1.2%)
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	0.650%	12/1/08		3,400	3,400
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	0.650%	12/1/08		7,500	7,500
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	0.750%	12/1/08		5,000	5,000
					15,900

South Carolina (0.8%)
[1] Berkeley County SC School Dist. GO TOB VRDO	1.030%	12/8/08		10,125	10,125

South Dakota (0.2%)
Lawrence County SD PCR VRDO	0.800%	12/8/08	LOC	3,300	3,300

Tennessee (2.2%)
Clarksville TN Public Building Auth. Rev. (Pooled Financing) VRDO	0.900%	12/1/08	LOC	2,100	2,100
Clarksville TN Public Building Auth. Rev. (Pooled Financing) VRDO	0.900%	12/1/08	LOC	22,210	22,210
[1] Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital) TOB VRDO	1.030%	12/8/08		5,000	5,000
				29,310

Texas (9.7%)
	Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp. System) PUT	0.600%	12/1/08		5,000	5,000
	Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.) VRDO	0.800%	12/1/08		19,005	19,005
	Houston TX Higher Educ. Finance Corp. (Rice Univ.) VRDO	1.150%	12/1/08		29,115	29,115
	Houston TX Util. System Rev. VRDO	2.300%	12/8/08	LOC	24,000	24,000
[1]	New Caney TX ISD GO TOB VRDO	3.500%	12/8/08	(4)	4,715	4,715
[1]	Round Rock TX Independent School Dist. TOB VRDO	1.060%	12/8/08		11,965	11,965
	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Health Resources) VRDO	0.700%	12/8/08		4,525	4,525
[1]	Texas GO TOB VRDO	1.060%	12/8/08		12,425	12,425
[1]	Tyler TX Independent School Dist. GO TOB VRDO	1.780%	12/8/08	(4)	4,755	4,755
	West Side Calhoun County TX Dev. (British Petroleum) VRDO	0.850%	12/1/08		13,800	13,800
						129,305
Utah (5.3%)
	Murray UT Hosp. Rev. (IHC Health Services) VRDO	0.850%	12/1/08		28,400	28,400
	Utah Transit Auth. Sales Tax Rev. VRDO	0.950%	12/1/08	LOC	30,400	30,400
	Utah Transit Auth. Sales Tax Rev. VRDO	1.200%	12/1/08	LOC	12,850	12,850
						71,650
Vermont (2.2%)
	Vermont Educ. & Health Buildings Agency Rev. (Middlebury College) VRDO	0.500%	12/8/08		17,825	17,825
	Vermont Housing Finance Agency Single Family VRDO	0.780%	12/8/08		12,000	12,000
						29,825
Virginia (2.6%)
	Albemarle County VA Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp.) VRDO	0.900%	12/8/08	LOC	3,000	3,000
	Farmville VA IDA Education Fac. Rev. (Longwood Student Housing Project) VRDO	0.950%	12/8/08	(12)	17,837	17,837
[1]	Univ. of Virginia TOB VRDO	1.070%	12/8/08		6,600	6,600

[1]	Virginia College Building Auth. Educ. Fac. Rev. (21st Century College) TOB VRDO	1.350%	12/8/08		7,005	7,005
						34,442
Washington (3.9%)
[1]	Seattle WA Water System Rev. TOB VRDO	0.800%	12/8/08	(4)	5,060	5,060
[1]	Washington GO TOB VRDO	1.030%	12/8/08		7,995	7,995
[1]	Washington GO TOB VRDO	1.060%	12/8/08		12,000	12,000
	Washington Health Care Fac. Auth. (Southwest Washington Medical Center) VRDO	0.600%	12/8/08	LOC	4,750	4,750

Washington Housing Finance Comm. Non-profit Rev. (Seattle Art Museum Project) VRDO	0.800%	12/8/08	LOC	5,500	5,500
Washington Public Power Supply System Rev. (Nuclear Project) VRDO	0.820%	12/8/08	LOC	16,500	16,500
					51,805
Total Investments (99.2%) (Cost $1,328,075)					1,328,075
Other Assets and Liabilities-Net (0.8%)					11,279
Net Assets (100%)					1,339,354

1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, the aggregate value of these securities was $315,626,000, representing 23.6% of net assets.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.

Municipal Cash Management Fund

USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Security Valuation: Securities are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2008, 100% of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CMT FUNDS

BY:	/s/ F. WILLIAM MCNABB III* F. WILLIAM MCNABB III CHIEF EXECUTIVE OFFICER

Date:	January 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS

BY:	/s/ F. WILLIAM MCNABB III* F. WILLIAM MCNABB III CHIEF EXECUTIVE OFFICER

Date:	January 16, 2009

VANGUARD CMT FUNDS

BY:	/s/THOMAS J. HIGGINS* THOMAS J. HIGGINS CHIEF FINANCIAL OFFICER

Date:	January 16, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.